Issued Capital and Reserves - Impact of share split (Details) - shares	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Issued Capital and Reserves
Common shares issued and outstanding beginning	223,851,513	194,997,091
Treasury shares	(9,953)	(32,913)
Share issuances for exercises	41,524	112,089
Common shares issued and outstanding ending	223,883,084	223,851,513